Acquisition Business Acquisition, Pro Forma Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenues	$ 1,578	$ 2,905
Net income (loss) from continuing operations attributable to WPX Energy, Inc.	$ 81	$ 278